Prepayments	12 Months Ended
Dec. 31, 2023
The Authorization of the Consolidated Financial Statements [Abstract]
Prepayments
10.	Prepayments

Items	December 31, 2023	December 31, 2022
Current items:
Prepayment for purchases	$6,359,812	$-
Prepayment for insurance expenses	824,185	1,034,217
Prepayment for transaction costs	104,076	-
Prepaid rent	90,200	-
Prepayment for professional services expenses	51,205	227,000
Others	15,717	5,225
	$7,445,195	$1,266,442

Non-current items:
Prepayment for insurance expenses	$426,588	$537,684
Others	24,992	75,298
	$451,580	$612,982